Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Share Capital	Share capital

	As of December 31,
	2023	2022
Ordinary shares, $0.0001 par value (Note i)	$24	$24
Series C preferred shares, $1 par value (Note ii)	—	—
	$24	$24
i.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2023	2022
Ordinary shares

Number of shares authorized	450,000	450,000
Number of shares issued and fully paid	245,721	244,211
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2023	2022	2021
Number of shares as of January 1	244,211	126,100	126,100
Issuance of ordinary shares in relation to the Merger Agreement	—	88,643	—
Issuance of ordinary shares in relation to the PIPE Agreements	—	29,482	—
Reacquisition of restricted shares due to forfeiture	(261)	(274)	—
Issuance of ordinary shares in relation to exercise of share options	—	1	—
Issuance of ordinary shares in relation to vesting of restricted stock units	1,771	259	—
Number of shares as of December 31	245,721	244,211	126,100
Series C preferred shares

	Unit: in Thousands of Shares
	As of December 31,
	2023	2022
Series C preferred shares

Number of shares authorized	—	—
Number of shares issued and fully paid	—	—
The movements of the number of preferred shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2023	2022	2021
Number of shares as of January 1	—	75,025	75,025
Repurchase of Series C preferred shares	—	(75,025)	—
Number of shares as of December 31	—	—	75,025

Summary of Capital Surplus	Reserves

	As of December 31,
	2023	2022
Capital surplus - Issuance of ordinary shares	$599,077	$598,317
Capital surplus - Expired share options	2,209	2,209
Capital surplus - Employee restricted shares (Note 22)	52,260	37,126
Capital surplus - Employee share options (Note 22)	16,366	5,818
Accumulated deficits	(425,978)	(349,940)
Other equity	4,729	5,420
	$248,663	$298,950